Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	001-41187
Entity Registrant Name	FINGERMOTION, INC.
Entity Central Index Key	0001602409
Entity Tax Identification Number	20-0077155
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1460 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	347
Local Phone Number	349-5339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FNGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false